TAXATION	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
TAXATION	5. TAXATION
The Santander UK group’s effective tax rate for H1-26 was 27.7% (H1-25: 26.1%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2026	30 June 2025
	£m	£m
Profit before tax	517	746
Tax calculated at the statutory rate of 25% (H1-25: 25%)	129	187
Bank surcharge on profits	17	23
Non-deductible preference dividends paid	3	4
Non-deductible UK Bank Levy	5	6
Other non-deductible costs and non-taxable income	2	5
Tax relief on dividends in respect of other equity instruments	(13)	(20)
Adjustment to prior year provisions	–	(10)
Tax on profit	143	195
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year.